SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Warranty:
Warranty accrual reversals	$ 0.1	$ 0.3	$ 1.4
Minimum
Product Warranty:
Warranty period	1 year
Period after sales to provide limited warranty services	2 years
Maximum
Product Warranty:
Warranty period	2 years